Liabilities Subject to Compromise (Charging Lien Advances) (Details) - Senior Notes [Member] $ in Millions	1 Months Ended
Dec. 31, 2015 USD ($)
Energy Future Intermediate Holding CO LLC [Member] | 11.25%/ 12.25% Senior Toggle Notes due December 1, 2018 [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 36
Parent Company [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 7